Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments And Contingencies [Line Items]
Operating Lease, Weighted Average Remaining Lease Term	38 months
Deposits Assets, Noncurrent	$ 79,000	$ 32,000
Outstanding purchase commitments for inventory components	43,169	56,375
Right-of-Use Asset	$ 1,480	1,060	$ 1,025
IIA [Member]
Commitments And Contingencies [Line Items]
Percent of sales derived from research and development, committed amount payable	3.50%
IIA [Member] | Printar [Member]
Commitments And Contingencies [Line Items]
Grants received including interest accrued	$ 8,280	$ 7,913